Share-Based Payments - Terms and Conditions of Options Granted Under the 2006 Share Plan and the Sisonke ESOP (Details)		12 Months Ended	36 Months Ended
	Jan. 15, 2019	Jun. 30, 2019	Jun. 30, 2018
2006 share plan | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (in years)		6 years
2006 share plan | Performance shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Number of rights linked to group on a absolute basis (as a percent)			50.00%
Number of rights linked to group on a market basis (as a percent)			50.00%
2006 share plan | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)		3 years
Sisonke ESOP | Participation units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Year three | 2006 share plan | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Year four | 2006 share plan | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%
Year five | 2006 share plan | Share appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		33.33%